Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
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Significant Accounting Policies
3.	Significant Accounting Policies

3.1.	New Accounting Standards Effective in 2020
Amendment to IFRS 3 - Business Combinations
The amendments to IFRS 3 clarify the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. The amendments are effective for business combinations and asset acquisitions occurring on or after January 1, 2020. The Company will apply these amendments to future acquisition transactions.